Fair Value of Financial Instruments and Fair Value Measurements (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Balance at beginning of year		$ 464,466
Net change in unrealized depreciation on investments		(414,730)
Net transfers out of Level 3		(49,736)
Balance at end of year